Fair Value Measurements - Level 3 Roll Forward (Details) - Derivative Financial Instruments, Liabilities - Embedded Derivative Financial Instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 0	$ 0
Convertible notes - embedded derivative	0	1,199
Change in fair value of derivative	0	193
Share settlement of convertible debt	0	(1,392)
Balance at end of period	$ 0	$ 0